Subsequent Event	12 Months Ended
Sep. 30, 2025
Subsequent Event [Abstract]
SUBSEQUENT EVENT

Note 17 SUBSEQUENT EVENT

The Group has not identified any events with a material financial impact on the Group’s consolidated financial statements except for the events listed below.

On October 7, 2025, the Group entered into subscription agreements (the “Class A PIPE Subscription Agreements”) with certain accredited investors (the “Class A PIPE Subscribers”) in an aggregate amount of approximately $51 million, pursuant to which the Group agreed to issue, and the Class A PIPE Subscribers agreed to purchase, units, with each unit consisting of (i) one Class A Ordinary Share of the Group at a purchase price of $0.36 per share (or, if so elected by a Class A PIPE Subscriber or a pre-funded warrant to purchase one Class A Ordinary Share (each, a “Pre-Funded Warrant” and collectively, the “Pre-Funded Warrants”) at a purchase price per warrant of $0.36 less $0.0001 with an exercise price equal to $0.0001 per Pre-Funded Warrant), and (ii) warrants to purchase Class A Ordinary Shares consisting of (a) half a Series A-1 Ordinary Warrant to purchase one Class A Share with an exercise price of $0.47 per warrant and (b) half a Series A-2 Ordinary Warrant to purchase one Class A Ordinary Share with an exercise price of $0.54 per warrant (such offering, the “Class A PIPE Financing”).

The Group also entered into subscription agreements (the “Class B Subscription Agreements”) with certain accredited investors (the “Class B PIPE Subscribers”) in an aggregate amount of approximately $49 million, pursuant to which the Group agrees to issue, and the Class B PIPE Subscribers agreed to purchase, units, with each unit consisting of (i) one Class B Ordinary Share at a purchase price of $0.36 per share and (ii) warrants to purchase Class B Ordinary Shares consisting of (a) half a warrant to purchase one Class B Ordinary Share with an exercise price of $0.47 per warrant (each, a “Series B-1 Ordinary Warrant” and collectively, the “Series B-1 Ordinary Warrants”) and (b) half a warrant to purchase one Class B Ordinary Share with an exercise price of $0.54 per warrant (each a “Class B-2 Ordinary Warrant” and collectively, the “Series B-2 Ordinary Warrants, and the Series B-2 Warrants together with the Series B-1 Ordinary Warrants, the “Class B Ordinary Warrants”) (such offering, the “Class B PIPE Financing” and collectively with the Class A PIPE Financing, the “PIPE Financing”).

The consideration for the PIPE Financing was cash and/or USDT (Tether), a digital asset. The PIPE Financing closed on October 10, 2025, concurrently with the Primary Purchase and the Secondary Purchase, each as described below.

In connection with and upon completion of the PIPE Financing, (i) the Series C ordinary warrants to purchase up to 24,456,522 Class A Shares that were issued pursuant to that certain amended and restated securities purchase agreement dated as of April 19, 2025 (the “April 2025 PIPE Agreement”), (ii) the Series D ordinary warrants to purchase up to 24,456,522 Class A Shares that were issued pursuant to the April 2025 PIPE Agreement, (iii) warrants to purchase up to 2,625,000 Class A Shares that issued in connection with acquisition of InnoSphere Tech Inc., and (iv) warrants to purchase up to 1,875,000 Class A Shares that were issued in connection with acquisition of Tokyo Bay Management Inc. were terminated.

On October 7, 2025, the Group entered into a subscription agreement (the “Primary Subscription Agreement”) with certain accredited investor, pursuant to which the Group agreed to issue, and certain accredited investor agreed to purchase, 8,000,000 Class B Shares and warrants (the “Primary Warrants”) to purchase an additional 8,000,000 Class B Shares at an exercise price of $0.01 per share, for an aggregate of purchase price of approximately $1.8 million (the “Primary Purchase”). The Primary Purchase closed concurrently with the PIPE Financing and the Secondary Purchase on October 10, 2025.

On October 7, 2025, certain accredited investor and certain existing shareholders of the Group (the “Selling Shareholders”) entered into the Secondary Purchase Agreement, pursuant to which the Selling Shareholders agreed to sell, and certain accredited investor agreed to purchase, an aggregate of 1,000,000 Class A Shares and 6,167,647 Class B Shares for an aggregate purchase price of $5 million in cash, subject to certain downward adjustments based on the net current liabilities of the Group (the “Secondary Purchase”). On October 7, 2025, the Board of Directors approved the transfer of such Class B Shares underlying the Secondary Purchase pursuant to its then effective memorandum and articles of association. The Secondary Purchase closed concurrently with the PIPE Financing and the Primary Purchase on October 10, 2025.

On October 10, 2025, Prestige Wealth Management Limited, a wholly-owned subsidiary of the Group, as the borrower, entered into a $50 million term loan agreement (the “Loan Agreement”) with certain lender. The term loan is for a three-year period and bears interest at 6% per annum, and will be secured by first priority perfected liens on Tether Gold (“XAUt”) of the Group with an aggregate market value of $66,666,667 to be held in a collateral account.

In connection with the PIPE Financing and the term loan agreement as described above, the Group incurred deferred offering costs totaling US$12,466 during the year ended September 30, 2025. These costs, which consist primarily of legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs, will be offset against the gross proceeds of the respective offerings as a reduction of additional paid-in capital upon completion of the transactions.

On November 20, 2025, the Group’s shareholders approved the 2025 Share Incentive Plan. The maximum aggregate number of shares which may be issued under the Plan is initially 76,187,375 Ordinary Shares. The share limit is subject to an automatic annual increase on January 1 of each calendar year, equal to 1.5% of the total number of shares outstanding, shares issuable upon the exercise of outstanding rights, warrants or options, and shares reserved under the 2025 Plan as of December 31 of the immediately preceding calendar year, subject to the Group having sufficient authorized but unissued share capital. Notwithstanding the foregoing, the aggregate number of shares issuable under the Plan may not exceed 10% of such total shares at any time. As of the date of this Annual Report, we have granted 913,333 restricted share units, each evidencing the right to receive one Class A ordinary share.

On December 12, 2025, the Group entered into a consulting agreement with a non-affiliated service provider, pursuant to which the service provider was engaged to provide strategic consulting services focused on the further growth and expansion of the Group’s wealth management business and digital asset treasury for a one-year period. As consideration for such services, the Group issued to the service provider a Class A Ordinary Share Purchase Warrant (the “Class A Ordinary Warrant”) to purchase up to 31,698,046 Class A ordinary shares, par value US$0.000625 per share (unless otherwise approved by the Group), at an exercise price of US$1.00 per share. The Class A Ordinary Warrant is exercisable for a period of ten years.